General - Additional Information (Detail)							1 Months Ended											5 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2017	Mar. 16, 2017 CAD	Dec. 23, 2016 USD ($)	Nov. 30, 2016 $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Oct. 01, 2015 CAD	Jun. 16, 2017 $ / shares shares	May 31, 2017 $ / shares shares	Feb. 28, 2017 $ / shares shares	Jan. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Aug. 18, 2016 $ / shares shares	Jul. 31, 2016 $ / shares shares	Jun. 30, 2016 $ / shares shares	May 31, 2016 $ / shares shares	Apr. 30, 2016 $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Aug. 18, 2016 $ / shares shares	May 31, 2017 $ / shares shares	Mar. 31, 2017 USD ($) shares	Nov. 23, 2016 USD ($)	Mar. 15, 2016 USD ($)
General [Line Items]
Treasury stock, shares purchased | shares				68,641	67,339				51,150	156,353	242,821	455,393	318,080	290,298	552,474	117,515	1,959,514	1,801,099		2,252,725
Treasury stock, price per share | $ / shares				$ 105.21	$ 140.30				$ 106.02	$ 103.33	$ 104.87	$ 138.71	$ 141.28	$ 142.32	$ 134.86	$ 141.46	$ 97.50	$ 138.80
Treasury stock, aggregate purchase price | $					$ 203,778,000												$ 193,000,000			$ 498,675,000
Shares repurchase program, authorized amount | $																					$ 250,000,000	$ 250,000,000
Shares repurchase program expiration date																				Aug. 19, 2016
Zalicus Pharmaceuticals [Member]
General [Line Items]
Purchase price of acquisition in cash | CAD						CAD 5,000,000
Purchase price to be paid in the form of promissory note | CAD						CAD 5,000,000
Promissory Notes Maturity Date																				Jul. 01, 2017
Thallion Pharmaceuticals Inc. [Member]
General [Line Items]
Total consideration | CAD		CAD 2,700
Subsequent Event [Member]
General [Line Items]
Treasury stock, shares purchased | shares							45,814	34,193											553,158
Treasury stock, price per share | $ / shares							$ 106.44	$ 105.58											$ 104.63
Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of ordinary shares owned by majority share holder | shares																				29,497,813
Percentage of ordinary shares owned by majority share holder																				72.80%
Vote attributable to share equity																				81.90%
Sun Pharmaceutical Industries Ltd. [Member] | Subsequent Event [Member]
General [Line Items]
Percentage of ordinary shares owned by majority share holder	72.90%						73.00%	72.90%											72.90%
Vote attributable to share equity	81.90%						82.00%
Strongbridge Biopharma plc [Member]
General [Line Items]
Upfront payments received | $			$ 8,500,000